J.P. MORGAN EXCHANGE-TRADED FUND TRUST
390 MADISON AVENUE
NEW YORK, NEW YORK 10017
July 15, 2026
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of
JPMorgan U.S. Large Cap Value Plus ETF (the “Fund”)
File Nos. 333-191837
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information of the Fund do not differ from the prospectus and Statement of Additional Information contained in the Post-Effective Amendment No. 525 (Amendment No. 527 under the Investment Company Act of 1940, as amended) filed electronically on July 14, 2026.
Please contact Elizabeth A. Davin at 614-213-4020 or elizabeth.a.davin@jpmorgan.com if you have any questions.
Very truly yours,
/s/ Zachary E. Vonnegut-Gabovitch
Zachary E. Vonnegut-Gabovitch
Assistant Secretary